INCOME TAX EXPENSE (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Notes and other explanatory information [abstract]
Loss before income tax for the year from continuing operations	$ (176)	¥ (1,231)	¥ (3,160)	¥ (8,337)
(Loss)/profit before income tax for the year from a discontinued operation				(2,175)
Total	$ (176)	¥ (1,231)	¥ (3,160)	¥ (10,512)
[custom:TaxAtStatutoryTaxRate]	25.00%	25.00%	25.00%	25.00%
Computed income tax benefit	$ (44)	¥ (308)	¥ (790)	¥ (2,628)
Effect of different tax rates of the Company and certain subsidiaries	14	100	123	2,190
Tax losses with no deferred tax assets recognized	30	208	667	290
Non-deductible expenses				617
Statutory income
Deductible temporary differences with no deferred tax assets recognized				2,430
Utilization of previously unrecognized deductible temporary differences and tax losses				(2,021)
Write-off of unrecoverable deferred tax assets previously recognized
Preferential tax rate				95
Others				958
Total tax credit for the year from continuing operations
Total tax charge for the year from a discontinued operation				1,931
Income tax benefit				¥ 1,931